Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Fair value measurements

Note 8. Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

●	Level 1, defined as observable inputs such as quoted prices in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As of June 30, 2026 (unaudited)		As of December 31, 2025
USD’000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Recurring fair value measurements
Available-for-sale debt securities, noncurrent	128	128	129	129	3	20
Investment, current	2,449	2,449	10,032	10,032	2	12
Crypto assets	87	87	121	121	1	17

The following methods and assumptions were used to estimate the fair value of the Group’s financial instruments:

-	Available-for-sale debt securities, noncurrent - fair value remeasured as of reporting period, based on information available.

-	Investment, current – consists of a managed investment account held with UBS Switzerland AG. Although the account is made up of a diversified, actively managed portfolio, including publicly traded equity securities, investment funds and exchange-traded funds, fixed-income instruments, structured products, and fiduciary call deposits and short-term cash balances, with fair value levels ranging from Level 1 to Level 3, fair value is remeasured as of reporting period, based on the statement of assets made available by UBS at the reporting date, which falls under Level 2.

-	Crypto assets measured at fair value - fair value remeasured as of reporting period, based on quoted prices on crypto exchanges.

The carrying amounts of accounts receivable, accounts payable, notes payable and indebtedness to related parties approximate their fair values due to the short-term nature of these instruments. The carrying amount of bonds, mortgages and other long-term debt approximates fair value as the underlying interest rates are consistent with current market rates. These financial instruments are not measured at fair value on a recurring or nonrecurring basis and are accordingly not included in the fair value hierarchy table above; the fair value information above is provided solely in accordance with ASC 825-10-50-10.

Investments in equity securities without a readily determinable fair value are accounted for under the measurement alternative in ASC 321 (cost minus impairment), adjusted for observable price changes, if any, and are therefore not fair value measurements; see Note 23 for the related carrying amounts and impairment assessment.